Condensed Balance Sheets - USD ($)	Nov. 30, 2015	Feb. 28, 2015	Feb. 28, 2014
Current assets
Cash	$ 4,998	$ 4,988	$ 4,986
Total current assets	4,998	$ 4,988	4,986
Other assets
Deferred financing fees	419,642		30,000
Total other assets	419,642
Total Assets	424,640	$ 4,988	34,986
Current liabilities
Accounts payable and accrued liabilities	3,672		1,461
Accrued officer compensation	468,000	$ 351,000	195,000
Loan payable - related party	215,070	153,528	93,607
Total current liabilities	686,742	504,528	290,068
Total Liabilities	686,742	504,528	290,068
Stockholders' Deficit:
Common stock, $0.001 par value per share 75,000,000 shares authorized; 8,678,571 and 8,500,000 shares issued and outstanding	8,679	8,500	8,500
Additional paid-in capital	817,949	398,486	398,486
Retained deficit	(1,088,730)	(906,516)	(662,068)
Total Stockholders' Deficit	(262,101)	(499,530)	(255,082)
Total Liabilities and Stockholders' Deficit	$ 424,640	$ 4,988	$ 34,986